PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
PROVISIONS
Schedule of provisions

	Reclamation and
	remediation
	obligations (i)	Other	Total
Balance at January 1, 2020	$866.1	$30.4	$896.5
Additions	45.0	8.6	53.6
Reductions	(5.0)	(10.2)	(15.2)
Reclamation spending	(39.6)	—	(39.6)
Accretion	23.0	—	23.0
Reclamation expense	6.6	—	6.6
Balance at December 31, 2020	$896.1	$28.8	$924.9

Current portion	58.7	5.1	63.8
Non-current portion	837.4	23.7	861.1
	$896.1	$28.8	$924.9